ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

HiSoft Technology International Limited (“HiSoft International” or the “Company”) was incorporated in the Cayman Islands on May 27, 2004 as the holding company for a group of companies.  HiSoft International, its subsidiaries and its variable interest entity (“VIE”) (collectively the “Group”) provide outsourced technology services primarily in the People’s Republic of China (the “PRC”), Hong Kong, the United States of America (“U.S.”), Singapore, and Japan.

The Group commenced its operations as Dalian Haihui sci-tech Co., Ltd. (“Haihui Dalian”), a domestic limited liability company established in November 1996 in the PRC.  On May 27, 2004, the shareholders of Haihui Dalian (the “Founders”) incorporated HiSoft International in the Cayman Islands with the same identical shareholders.

In July 2004, HiSoft International established a wholly-owned subsidiary, HiSoft Technology (Dalian) Co., Ltd.  (“HiSoft Dalian”) in Dalian, PRC which entered into a series of contractual arrangements as described below whereby HiSoft International obtained control of Haihui Dalian and has the right to receive all of the economic benefits of Haihui Dalian.

Agreement that provides HiSoft Dalian effective control over Haihui Dalian

•                                          profit distribution and voting rights agreement: under the agreement, shareholders of Haihui Dalian assigned all of their voting rights and all right to receive any cash distribution of profit or dividend to HiSoft Dalian.

Agreements that transfer economic benefits to HiSoft Dalian

•                                          equity acquisition option agreement: the agreement grants HiSoft Dalian the exclusive right to acquire, in whole or in part, the equity interest of Haihui Dalian at a nominal price or the minimum price permitted under applicable laws; and

•                                          strategic cooperation agreement: under the agreement, Haihui Dalian shall transfer all existing business contracts to HiSoft Dalian; to the extent possible and shall not accept any new contracts without the consent of HiSoft Dalian.  Haihui Dalian appoints HiSoft Dalian as its exclusive provider of technical and business management services and shall pay a service fee to HiSoft Dalian for such services equaling revenues less costs generated by Haihui Dalian.  Also, HiSoft Dalian is the sole and exclusive owner of all rights, titles and interests to any and all intellectual property rights developed by Haihui Dalian.

Consequently, the Company enjoys substantially all of the rewards of ownership of Haihui Dalian and exercises controls over Haihui Dalian.  As a result, HiSoft Dalian is the primary beneficiary of Haihui Dalian and has consolidated it from inception.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement to amend the accounting rules for VIE.  The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity.  Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance.  The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.

The Company adopted the new guidance on January 1, 2010 and the disclosure requirements of the new guidance were retrospectively applied for all the periods presented in the financial statements.

The Company had consolidated Haihui Dalian, the VIE, under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of Haihui Dalian.

Because the Company, through its wholly-owned subsidiary, HiSoft Dalian, has (1) the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance and (2) the right to receive benefits from the VIE, the Company continues to consolidate the VIE upon the adoption of the new guidance which therefore, other than for additional disclosures, will have no accounting impact.

Risks in relation to the VIE structure

The Company believes that HiSoft Dalian’s contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable.  The shareholders of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements.  However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

The Company’s ability to control the VIE also depends on the profit distribution and voting rights agreement to vote on all matters requiring shareholders’ approval in the VIE.  As noted above, the Company believes the profit distribution and voting rights agreement is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•                                          revoke the Group’s business and operating licenses;

•                                          require the Group to discontinue or restrict operations;

•                                          restrict the Group’s right to collect revenues;

•                                          block the Group’s websites;

•                                          require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•                                          impose additional conditions or requirements with which the Group may not be able to comply; or

•                                          take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business.  In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE or the right to receive its economic benefits, the Group would no longer be able to consolidate the VIE.  The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, HiSoft Dalian, or the VIE.

The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2010	2011
Total current assets	$2,832	$331
Total non-current assets	—	—

Total assets	$2,832	$331

Total current liabilities	$(3,119)	$(630)
Total non-current liabilities	—	—

Total liabilities	$(3,119)	$(630)

	Years ended December 31,
	2009	2010	2011

Net revenues	$2	$—	$4
Net income (loss)	833	(400)	1
Net cash (used in) provided by operating activities	(473)	428	134
Net cash from investing activities	—	—	—
Net cash from financing activities	—	—	—

There are no consolidated VIE assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations.

The VIE is inactive and the Group conducts its operations through its subsidiaries.

Acquisitions

Since 2009, the Group has expanded its operations through a series of acquisitions and investments described below.

•                                          In August 2009, the Group acquired a business process support team from AIA Information Technology (Guangzhou) Co., Ltd., a team specialized in providing business support services for the insurance industry.

•                                          In October 2009, the Group acquired the testing business of MG Digital Pte. Ltd., a Singapore-based research and development services provider.

•                                          In December 2009, the Group acquired 100% equity interest in AllianceSPEC Pte. Ltd., a professional IT transaction system testing company based in Singapore.

•                                          In February 2010, the Group acquired 100% equity interest in Beijing Horizon Information & Technology Co., Ltd., a professional IT testing company based in China.

•                                          In April 2010, the Group acquired 100% equity interest in Echo Lane, Inc., a professional consulting service firm based in the U.S. with expertise in cloud computing.

•                                          In July 2010, the Group acquired 100% equity interest in Insurance systems Laboratory Co., Ltd., a professional IT company based in Japan.

•                                          In October 2010, the Group acquired substantially all of the business and assets of Besure Technology Co., Ltd. (“Besure”), a China-based IT services firm specializing in SAP consulting and implementation services.

•                                          In January 2011, the Group acquired substantially all of the business and assets of Beans Group Pte. Ltd. (“Beans”), a Singapore-based research and development service provider.

•                                          In February 2011, the Group acquired a business team from certain China-based IT service firms that provides IT consulting services to clients in the banking, financial services and insurance (“BFSI”) industry.

•                                          In April 2011, the Group acquired substantially all of the business and assets of iConnect, Inc. (“iConnect”), a U.S.-based development and testing services provider.

•                                          In April 2011, the Group acquired substantially all of the business and assets of Shanghai Yuetong Software Technology Co., Ltd. (“Shanghai Yuetong”), a China-based development and testing services provider.

•                                          In June 2011, the Group acquired substantially all of the business and assets of Beijing Ascent Business Technology Co., Ltd. (“Ascent”), a China-based professional technical training services provider.

•                                          In July 2011, the Group acquired 100% equity interest in Nouveon Technology Partners, Inc., a U.S.-based IT consulting services firm.

•                                          In October 2011, the Group acquired 100% equity interest in Shanghai HURO Digital Technology Co., Ltd., a China-based IT service firm that provides IT consulting services to clients in the BFSI industry.

Subsidiaries and variable interest entity

As of December 31, 2011, the Company’s subsidiaries and variable interest entity are as follows:

	Later of date of
	incorporation	Place of	Percentage of
Subsidiaries	or acquisition	incorporation	legal ownership

hiSoft Japan Co., Ltd. (“hiSoft Japan”)	August 1, 2002	Japan	100%
DMK International, Inc. (“DMK”)	September 4, 2003	U.S.	100%
HiSoft Technology (Dalian) Co., Ltd.	July 27, 2004	PRC	100%
HiSoft Systems Holdings Limited (“HiSoft Systems Holdings”)	September 26, 2005	British Virgin Islands	100%
HiSoft Holdings Limited (“HiSoft Holdings”)	September 28, 2005	British Virgin Islands	100%
HiSoft Systems Hong Kong Ltd. (“HiSoft Hong Kong”)	October 12, 2005	Hong Kong	100%
HiSoft Systems (Shenzhen) Ltd. (“HiSoft Shenzhen”)	November 9, 2005	PRC	100%
HiSoft Services (Beijing) Ltd. (“HiSoft Beijing”)	November 10, 2005	PRC	100%
HiSoft Envisage, Inc. (“Envisage”)	December 31, 2006	U.S.	100%
HiSoft Technology (Chengdu) Co., Ltd. (“HiSoft Chengdu”)	April 4, 2007	PRC	100%
HiSoft Technology (Shanghai) Co., Ltd. (“HiSoft Shanghai”)	December 1, 2007	PRC	100%
HiSoft Singapore Pte. Ltd. (“T-est”)	December 1, 2007	Singapore	100%
HiSoft Wave, Inc. (“Wave”)	December 31, 2007	U.S.	100%
Wuxi HiSoft Services Ltd. (“Wuxi HiSoft”)	January 8, 2009	PRC	100%
AllianceSPEC Pte. Ltd. (“AllianceSPEC”)	December 1, 2009	Singapore	100%
Wuxi HiSoft Technology Training Co., Ltd.	December 25, 2009	PRC	100%
Beijing Horizon Information & Technology Co., Ltd. (“Horizon”)	February 1, 2010	PRC	100%
Echo Lane, Inc. (“Echo Lane”)	April 1, 2010	U.S.	100%
Insurance Systems Laboratory Co., Ltd. (“Insurance Systems Laboratory”)	July 1, 2010	Japan	100%
HiSoft Jinxin Technology (Beijing) Co., Ltd. (“HiSoft Jinxin”)	January 26, 2011	PRC	60%
NouvEON Technology Partners, Inc. (“NouvEON”)	July 1, 2011	U.S.	100%
Shanghai HURO Digital Technology Co., Ltd. (“Shanghai HURO”)	October 1, 2011	PRC	100%

Variable interest entity

Dalian Haihui sci-tech Co., Ltd.	November 11, 1996	PRC	Consolidated VIE

Initial Public Offering

In June 2010, the Company completed an initial public offering (“IPO”) of 6,400,000 American depositary shares (“ADSs”) representing 121,600,000 of the Company’s common shares.  Immediately prior to the completion of the IPO, all of the Company’s then outstanding preferred shares automatically converted into common shares.

In December 2010, the Company completed an additional public offering and the Company issued 500,000 ADSs, representing 9,500,000 common shares as part of the offering.